Stock Options (Details Textual) - USD ($)		3 Months Ended								9 Months Ended		12 Months Ended
	Sep. 11, 2011	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options exercise price as a % of FMV of underlying common stock	100.00%
Options exercise price as a % of FMV of underlying common stock for a individual owning 10% or more of Company	110.00%
Fair value of non-vested options										$ 1,087,000
Weighted average remaining term of non-vested options										11 months 23 days
Options granted outside of the plan										41,667
Options [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Aggregate number of shares awarded under company's plan												450,402
Options were available for future grant										140,793		83,543
Stock options [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Expected life of option grants										7 years	7 years	7 years	7 years
Dividends assumption
Amortization of employee stock options										$ 713,000	$ 1,008,000	$ 1,377,000	$ 1,424,000
Employee [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Aggregate number of option			23,167	75,460	6,833	28,100	90,529	43,367	15,767
Options vest pro-rata			48 months	48 months	48 months	48 months	48 months	48 months	48 months
Expected life of option grants			10 years	10 years	10 years	10 years	10 years	10 years	10 years
Options exercise price			$ 7.05	$ 7.80	$ 7.80				$ 23.40
Fair value of options granted			$ 81,000	$ 292,000	$ 27,000	$ 199,000	$ 1,243,000	$ 654,000	$ 162,000
Fair value of the stock option as of grant date			$ 7.05	$ 7.80	$ 7.80				$ 23.40
Employee [Member] | Minimum [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options exercise price						$ 10.05	$ 23.70	$ 32.10
Fair value of the stock option as of grant date						10.05	23.70	32.10
Employee [Member] | Maximum [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options exercise price						14.85	26.25	34.80
Fair value of the stock option as of grant date						$ 14.85	$ 26.25	$ 34.80
Employees and consultants [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Total options granted at end of period										309,609
Employees and directors [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options vest pro-rata		48 months
Expected life of option grants		10 years
Options exercise price		$ 3.90
Fair value of options granted		$ 51,000
Fair value of the stock option as of grant date		$ 3.90
Total options granted at end of period		25,627